Cover	Aug. 10, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 10, 2026
Entity Registrant Name	FERGUSON ENTERPRISES INC.
Entity File Number	001-42200
Entity Tax Identification Number	38-4304133
Entity Address, Address Line One	751 Lakefront Commons
Entity Address, Address Line Two	Newport News
Entity Address, City or Town	VA
Entity Address, Postal Zip Code	23606
City Area Code	757
Local Phone Number	874-7795
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	FERG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0002011641
Amendment Flag	false
Entity Incorporation, State or Country Code	DE